Equity (Details) - Schedule of the number of common shares issued and outstanding (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Schedule of the number of common shares issued and outstanding [Abstract]
Common shares, par value	$ 0.01
Earnout shares, par value	0.01
Restricted shares awards, par value	$ 0.01
Authorized shares, par value		$ 1